ORGANIZATION (Details Narrative) - USD ($)									1 Months Ended	6 Months Ended			12 Months Ended
		Aug. 01, 2025	Apr. 28, 2025	Mar. 15, 2025	Feb. 21, 2025	Jun. 28, 2024	Jun. 01, 2023	Jun. 03, 2022	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023	Mar. 24, 2025	Feb. 28, 2025	Jan. 31, 2025	Jan. 10, 2025	Jun. 27, 2024
Stock issued during the period, value			$ 261,225							$ 42,509,000
Shares issued price					$ 1.72
Common stock, shares authorized						10,000,000,000												10,000,000,000	500,000,000
Common stock, par value						$ 0.003
Reverse stock split						1-for-30				1-for-30	1-for-30		1-for-30
Post reverse stock split common stock						16,666,667
Ordinary shares description										(i) privately placed JWAC Common Stock holders of 16,434 shares, (ii) holders with JWAC’s privately placed right to receive (1/8) of ordinary shares, equivalent of 2,055 shares, (iii) I-banker privately placed 4,534 shares, (iv) I-banker with privately place right to receive (1/8) of ordinary shares, equivalent of 567 shares, (v) I-banker representative shares of 9,200, (vi) JWAC officers and directors of 10,000 shares, (vii) Chijet independent directors compensation of 668 shares, (viii) Greentree Financial Group Inc. (“Greentree”) of 6,667 shares due to the conversion of Shandong Baoya’s accrued expenses of US$1 million pursuant to the financial consulting agreements with Greentree, and 8,333 shares issued for exercise of Greentree’s warrants.
Increase in additional paid-in capital.							$ 4,490,000			$ 4,490,000
Recapitalization costs														$ 1,500,000
Transaction costs														1,500,000
Deferred costs														$ 3,000,000.0
Net income loss										61,489,000	$ 31,523,000
Working capital deficit										470,830,000
Cash outflow operating activities										$ 1,622,000	$ (16,261,000)
Shandong Baoya [Member]
Common stock, shares issued								1,795,977
Business acquired percentage								85.172%
Business acquired description								(1) WFOE acquired 17.245% stake in Shandong Baoya from two shareholders through 1,795,977 ordinary shares issued by Chijet Inc.; and (2) WFOE acquired 67.927% stake in Shandong Baoya from seven shareholders, individual and institutional, for total consideration of Renminbi (“RMB”) 7. Upon those transactions, all seven shareholders entered into a voting agreement to vote consensually concerning operation and development matters of the Chijet Inc. and its subsidiaries.
Sellers [Member]
Common stock, shares issued							5,071,010
Shares issued							8,870,095
Exchange ratio							57.17%
Aggregate value							$ 1,600,000,000
Share price							$ 31.552
Redemption price values							$ 674,000,000
Maximum [Member]
Issuance of shares													160,707,171
Minimum [Member]
Issuance of shares													5,471,661
JWAC Public Shareholders [Member]
Ordinary shares issued							43,353
Common stock, shares issued							5,345,321
Shares issued							57,500
Common stock, shares outstanding							5,345,321
Subsequent Event [Member]
Shares forfeitures		23,255,814
Common Class A [Member]
Ordinary shares issued				23,255,814	23,255,814				23,255,814
Stock issued during the period, value					$ 40,000,000
Common stock, shares authorized										9,982,000,000			9,982,000,000					9,982,000,000
Common stock, par value										$ 0.003			$ 0.003			$ 0.003	$ 0.003	$ 0.003
Common stock, shares issued										30,889,110			5,471,661			2,107,973	1,678,572
Common stock, shares outstanding										30,887,525			5,470,076
Common Class A [Member] | Common Stock [Member]
Ordinary shares issued	[1]									27,042,359
Stock issued during the period, value	[1]									$ 81,000
Effects of rounding fractional shares into whole shares upon reverse stock split											114,755	[1]	114,755
Net income loss	[1]
Common Class A [Member] | Chijet Holdings Limited [Member]
Common stock, shares issued															1,624,910
Common Class B [Member]
Common stock, shares authorized										18,000,000			18,000,000					18,000,000
Common stock, par value										$ 0.003			$ 0.003					$ 0.003
Common stock, shares issued										1,600,000
Common stock, shares outstanding										1,600,000
Common Class B [Member] | Common Stock [Member]
Stock issued during the period, value	[1]
Net income loss	[1]
Common Class B [Member] | Chijet Holdings Limited [Member]
Common stock, shares issued															1,600,000
Common Class B [Member] | JWAC Public Shareholders [Member]
Ordinary shares issued							58,458
Common Class B [Member] | JWAC Public Shareholders [Member] | Contingent Value Right [Member]
Ordinary shares issued							115,000
Too Express LLC [Member]
Equity method investment ownership percentage			20.00%		80.00%

[1]	Par value of ordinary shares, treasury stock, additional paid-in capital and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(d).